Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)	Insurance MCR (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2022	$—	$(39,375,427)	$9,284,785	$2,340,139	$5.81	$74.06	$(338,844)	91.8%
2021	$389,569,439	$62,373,190	$37,030,665	$(16,627,248)	$23.22	$93.07	$(587,756)	106.0%

Company Selected Measure Name	Insurance MCR
Named Executive Officers, Footnote [Text Block]
(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Garipalli and for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to the section of this Proxy Statement entitled "Summary Compensation Table."
(2) The dollar amounts reported in column (c) represent the CAP for Mr. Garipalli for the corresponding fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described in the "Adjustments Table" below in Footnote 4 were made to Mr. Garipalli’s total compensation to determine the compensation actually paid.
(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(a) 2022: Mark Herbers, Andrew Toy, Scott Leffler, Joseph Martin, and Brady Priest
(b) 2021: Mark Herbers, Andrew Toy, Jamie Reynoso, Prabhdeep Singh, and Joseph Wagner

Peer Group Issuers, Footnote [Text Block]	Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021). The peer group used for this purpose is the following published industry index: Nasdaq Health Care Index.
PEO Total Compensation Amount	$ 0	$ 389,569,439
PEO Actually Paid Compensation Amount	$ (39,375,427)	62,373,190
Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments Table

	2022		2021
*	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	—	9,284,785	389,569,439	37,030,665
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	—	(8,676,747)	(389,569,439)	(36,641,830)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	—	2,913,871	62,373,190	511,309

Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	(37,503,516)	(791,500)	—	(11,963,641)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(1,871,911)	(390,269)	—	(4,022,929)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—	—	(1,540,821)
Compensation Actually Paid (CAP)	(39,375,427)	2,340,139	62,373,190	(16,627,248)

Non-PEO NEO Average Total Compensation Amount	$ 9,284,785	37,030,665
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,340,139	(16,627,248)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments Table

	2022		2021
*	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Total Compensation from Summary Compensation Table	—	9,284,785	389,569,439	37,030,665
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	—	(8,676,747)	(389,569,439)	(36,641,830)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	—	2,913,871	62,373,190	511,309

Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	(37,503,516)	(791,500)	—	(11,963,641)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(1,871,911)	(390,269)	—	(4,022,929)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—	—	(1,540,821)
Compensation Actually Paid (CAP)	(39,375,427)	2,340,139	62,373,190	(16,627,248)

Tabular List [Table Text Block]

Most Important Financial Performance Measures
Insurance Medical Care Ratio (MCR)
Adjusted SG&A

Total Shareholder Return Amount	$ 5.81	23.22
Peer Group Total Shareholder Return Amount	74.06	93.07
Net Income (Loss)	$ (338,844)	$ (587,756)
Company Selected Measure Amount	0.918	1.060
PEO Name	Mr. Garipalli
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (e) represent the average CAP amount for the Non-PEO NEOs specified in Footnote 3, as computed in accordance with Item 402(v) of Regulation S-K. The adjustments made to the average total compensation for the Non-PEO NEOs for each year to determine the CAP amounts are described in the "Adjustments Table" below:The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.
The valuation assumptions used to calculate the fair values were updated as of each measurement date and may differ from those disclosed as of the grant date.
a.For outstanding options, a Black Scholes model was used to calculate the fair value, with (i) expected term being calculated using the simplified method as of the grant date less elapsed time from the grant date to the valuation date, for options in-the-money on the valuation date, and at the midpoint of the vesting and contractual term, for options out-of-the-money on the valuation date; (ii) volatility being calculated using the same method as discussed in our 2022 Annual Report; (iii) risk-free rates based on the US Treasury Rate Yield Curve Rates, adjusted to approximate zero coupon yields using the “bootstrap” technique, as of the expected term calculated for each valuation date, and interpolated linearly; and (iv) dividend yield of 0% because the Company does not issue dividends, which is also consistent with the calculations discussed in the 2022 Annual Report.
b.For RSUs, the closing price of our Class A Common Stock on the valuation date was utilized.
c.For PRSU for which the relevant performance period remains outstanding, a Monte Carlo model was used to simulate the Company stock prices in order to determine if the vesting condition is met. The model discounts the value of the PRSU at the assumed vesting date based on the risk-free rate. A similar methodology was used to determine the volatility, risk-free rate and dividend yield assumptions as those described for options above.
(5) Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming invested in our stock as of the beginning of the measurement period. The beginning of the measurement period for this purpose is assumed to be the date of the closing of the Business Combination (January 7, 2021).
(7) The dollar amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year.
(8) The percentage represents our Insurance MCR (which is a metric expressed as a percentage), as reflected in the Company's audited financial statements for the applicable year. While the Company principally uses two financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Insurance MCR is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company in 2022 to link compensation actually paid to the NEOs, to the Company’s performance.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Insurance Medical Care Ratio (MCR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted SG&A
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 389,569,439
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	62,373,190
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,503,516	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,871,911	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,676,747	36,641,830
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,913,871	511,309
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	791,500	11,963,641
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,269	4,022,929
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 1,540,821